6. Acquisition: Schedule of allocation of purchase price for acquisition (Tables)	12 Months Ended
Jun. 30, 2020
Tables/Schedules
Schedule of allocation of purchase price for acquisition

The allocation of the purchase price was as follows:

Fair value of 14,000,000 shares issued (Note 11)	$541,796
Fair value of 14,000,000 warrants issued (Note 11)	158,204
Total consideration	700,000
Net assets (liabilities) acquired from CHI
Prepayments and advances	98,277
Accounts payable and accrued liabilities	(115,000)
Cash advances settled	381,666
Net assets acquired	364,943
Transaction cost	$335,057